NOTE PAYABLE PPP (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
SCHEDULE OF FUTURE NOTE PAYABLE LOAN MATURITIES	Future note payable loan maturities are as follows: For the twelve months ended June 30:
2022	$2,200

$2,200
Future note payable loan maturities are as follows: For the years ended December 31:
2021	$14,600
2022	4,700

$19,300